Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income taxes

	For the Year Ended December 31,
	2021	2020
Current income taxes:
Federal	$—	$8
State	71	125
Total current income tax expense	71	133
Deferred income taxes:
Federal	—	—
State	—	—
Total deferred income tax expense	—	—
Total income tax expense	$71	$133

Schedule of deferred tax assets and liabilities temporary differences between the financial statement carrying value and the tax basis of assets

	For the Year Ended December 31,
	2021	2020
Deferred tax assets:
Federal and state net operating losses	$178,194	$173,652
Mortgage securities	55,283	54,624
Depreciation and amortization	24,355	26,752
Capital loss carryover	172	171
Compensation and other accruals	3,058	3,060
Repurchase reserve	1,493	2,200
Total gross deferred tax assets	262,555	260,459
Deferred tax liabilities:
Fair value adjustments on long-term debt	(3,980)	(4,639)
Mortgage servicing rights	(236)	(106)
Corporate-owned life insurance	(1,017)	(968)
Total gross deferred tax liabilities	(5,233)	(5,713)
Valuation allowance	(257,322)	(254,746)
Total net deferred tax assets	$—	$—

Schedule of a reconciliation of income taxes to the statutory federal corporate income tax rates

	For the Year Ended December 31,
	2021	2020
Expected income tax expense	$(799)	$(18,483)
State tax expense, net of federal benefit	56	99
State rate change	(640)	(731)
Change in valuation allowance	1,218	19,016
Corporate-owned life insurance interest and premiums	96	170
Other	140	62
Total income tax expense	$71	$133